Note 1 - Organization (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Entity Incorporation, Date of Incorporation	Jul. 12, 1999	Jul. 12, 1999